Net Loss Per Share Attributable to Ordinary Shareholders - Computation of Basic and Diluted Net Loss Per Ordinary Share (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Numerator:
Net loss	$ (39,119)	$ (75,458)	$ (71,728)	$ (96,712)	$ (82,910)
Denominator:
Weighted average ordinary shares used in net loss per share attributable to ordinary shareholders—basic and diluted	536,558,283	355,634,626	375,669,759	68,476,149	68,472,262
Net loss per share attributable to ordinary shareholders—basic and diluted	$ (0.07)	$ (0.21)	$ (0.19)	$ (1.41)	$ (1.21)